Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	€ 18,988	€ 18,117	€ 13,636
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	1,133	1,041	183
Netherland [Member]
Disclosure of geographical areas [line items]
Revenue	4,786	4,483	303
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	10,082	9,560	10,143
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	€ 2,987	€ 3,033	€ 3,007